Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Capital expenditures	S/ 586,125	S/ 411,865
Total assets	99,097,427	95,503,781
Total liabilities	86,675,583	84,525,186
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	461,646	277,836
Total assets	76,763,239	73,626,419
Total liabilities	66,505,666	64,753,475
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	65,369	65,335
Total assets	17,461,132	16,175,883
Total liabilities	16,615,842	15,618,274
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	7,859	5,879
Total assets	4,118,540	4,316,010
Total liabilities	3,019,002	3,271,899
Holding, other subsidiaries and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	51,251	62,815
Total assets	754,516	1,385,469
Total liabilities	S/ 535,073	S/ 881,538